Trade Payables (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of trade payables

	2024	2023
Trade payables	434,672	423,611
Trade payable with related parties - note 20 (a)	8,616	27,992
	443,288	451,603